SCHEDULE OF FINANCIAL INFORMATION FOR EQUITY METHOD INVESTEE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 5,939,950		$ 443,678	$ 146,514
Prepaid expenses and other current assets	8,874,078		2,066,487
Total current assets	18,112,904		11,877,093
Total non-current assets	4,732,125		15,864,142
Total assets	22,845,029		27,741,235
LIABILITY AND SHAREHOLDERS’ EQUITY
Total liabilities	7,926,039		50,485,095
Additional paid-in capital	67,725,796		51,070,354
Retained earnings	(53,271,564)		(74,474,141)
Accumulated other comprehensive (loss) income	379,980		(48,964)
Total shareholders’ equity (deficit)	14,918,990	$ (19,396,964)	(22,743,860)	$ (16,450,725)
Total liabilities and shareholders’ equity (deficit)	22,845,029		$ 27,741,235
Company equity method investments	4,572,796
Cost of revenues	2,890,116	17,306
GROSS PROFIT	8,994	$ 1,923
Limited Liability Partnerships [Member]
LIABILITY AND SHAREHOLDERS’ EQUITY
Company equity method investments	4,572,796
Limited Liability Partnerships [Member]
Current assets
Cash and cash equivalents	13,413,924
Prepaid expenses and other current assets	4,421,453
Total current assets	17,835,377
Total non-current assets
Total assets	17,835,377
LIABILITY AND SHAREHOLDERS’ EQUITY
Total liabilities
Additional paid-in capital	17,771,544
Retained earnings	701
Accumulated other comprehensive (loss) income	63,132
Total shareholders’ equity (deficit)	17,835,377
Total liabilities and shareholders’ equity (deficit)	17,835,377
Revenues
Cost of revenues
GROSS PROFIT
Interest income, net	701
Net income	$ 701